UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/10

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 8/10/10
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: $311,970  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                       Market Value
Other    Voting
Issuer                               Class   CUSIP          x 1000
Discretion Quantity Managers Authority

3M COMPANY CMN                       COMMON  88579Y101     36.25641
Sole         459   None     Sole
ABBOTT LABORATORIES CMN              COMMON  002824100    6280.6828
Sole      134260   None     Sole
ALTRIA GROUP, INC. CMN               COMMON  00209S103       54.108
Sole        2700   None     Sole
AMERICAN STATES WATER CO CMN         COMMON  29899101       178.956
Sole        5400   None     Sole
AMERICAN WATER WORKS CO, INC.        COMMON  030420103        123.6
Sole        6000   None     Sole
APPLE, INC. CMN                      COMMON  29250X103     643.9168
Sole        2560   None     Sole
AQUA AMERICA INC CMN                 COMMON  03836W103    368.32688
Sole       20832   None     Sole
BAXTER INTERNATIONAL INC CMN         COMMON  071813109      2357.12
Sole       58000   None     Sole
BERKSHIRE HATHAWAY INC. CLASS        COMMON  084670207     378.5275
Sole        4750   None     Sole
BOARDWALK PIPELINE PARTNERS LP       COMMON  096627104     1762.688
Sole       58600   None     Sole
BRISTOL-MYERS SQUIBB COMPANY C       COMMON  110122108    5794.0608
Sole      232320   None     Sole
BUCKEYE GP HOLDINGS L.P. CMN         COMMON  118167105       542.36
Sole       14000   None     Sole
BUCKEYE PARTNERS LP UNITS CMN        COMMON  118230101     2137.248
Sole       36200   None     Sole
CALIFORNIA WATER SERVICE GROUP       COMMON  130788102       135.66
Sole        3800   None     Sole
CATERPILLAR INC (DELAWARE) CMN       COMMON  149123101    3604.8007
Sole       60010   None     Sole
CELGENE CORPORATION CMN              COMMON  151020104       203.28
Sole        4000   None     Sole
CHEVRON CORPORATION CMN              COMMON  166764100     1462.383
Sole       21550   None     Sole
CISCO SYSTEMS, INC. CMN              COMMON  17275R102      37.2925
Sole        1750   None     Sole
COACH INC CMN                        COMMON  189754104     5858.965
Sole      160300   None     Sole
COCA-COLA COMPANY (THE) CMN          COMMON  191216100       1.0024
Sole          20   None     Sole
CONNECTICUT WATER SVC CMN            COMMON  207797101        84.08
Sole        4000   None     Sole
CONSOLIDATED EDISON INC CMN          COMMON  209115104      10.9043
Sole         253   None     Sole
COVIDIEN PLC CMN                     COMMON  G2552X108      1627.29
Sole       40500   None     Sole
DUNCAN ENERGY PARTNERS L.P. CM       COMMON  265026104       745.92
Sole       28000   None     Sole
EL PASO PIPELINE PARTNERS, L.P       COMMON  283705108     1668.594
Sole       58200   None     Sole
ELI LILLY & CO CMN                   COMMON  532457108       8120.4
Sole      242400   None     Sole
EMERSON ELECTRIC CO. CMN             COMMON  291011104       262.14
Sole        6000   None     Sole
ENBRIDGE ENERGY MGMT, LLC CMN        COMMON  29250X103     1450.134
Sole       28434   None     Sole
ENBRIDGE ENERGY PARTNERS L P C       COMMON  29250R106     1216.144
Sole       23200   None     Sole
ENERGY TRANSFER PARTNERS, L.P.       COMMON  29273R109       190.24
Sole        4100   None     Sole
ENTERPRISE PRODUCTS PART L.P C       COMMON  293792107   3612.55032
Sole      102136   None     Sole
EOG RESOURCES INC CMN                COMMON  26875P101     17.21475
Sole         175   None     Sole
EXXON MOBIL CORPORATION CMN          COMMON  30231G10      5724.121
Sole      100300   None     Sole
GENERAL ELECTRIC CO CMN              COMMON  369604103     4769.415
Sole      330750   None     Sole
GOLDMAN SACHS GROUP, INC.(THE)       COMMON  38141G104       26.254
Sole         200   None     Sole
GOOGLE, INC. CMN CLASS A             COMMON  38259P508     337.2721
Sole         758   None     Sole
GUESS ?, INC. CMN                    COMMON  401617105       74.976
Sole        2400   None     Sole
HARLEY-DAVIDSON INC CMN              COMMON  412822108       0.6669
Sole          30   None     Sole
HOSPIRA, INC. CMN                    COMMON  441060100     4690.218
Sole       81640   None     Sole
INTEL CORPORATION CMN                COMMON  458140100     17.99125
Sole         925   None     Sole
INTUIT INC                           COMMON  461202103       13.908
Sole         400   None     Sole
JAMBA,INC. CMN                       COMMON  47023A101        74.55
Sole       35000   None     Sole
JOHNSON & JOHNSON CMN                COMMON  478160104    10063.824
Sole      170400   None     Sole
KIMBERLY CLARK CORP CMN              COMMON  494368103     6693.552
Sole      110400   None     Sole
KINDER MORGAN ENERGY PARTNERS,       COMMON  494550106   6434.62918
Sole       98903   None     Sole
KINDER MORGAN MANAGEMENT, LLC        COMMON  49455U100  13444.25607
Sole      237573   None     Sole
KRAFT FOODS INC. CMN CLASS A         COMMON  50075N104       24.612
Sole         879   None     Sole
L-3 COMMUNICATIONS HLDGS INC C       COMMON  502424104      20.1894
Sole         285   None     Sole
LABORATORY CORPORATION OF AMER       COMMON  50540R409      56.5125
Sole         750   None     Sole
MAGELLAN MIDSTREAM PARTNERS LP       COMMON  559080106      2028.95
Sole       43400   None     Sole
MEAD JOHNSON NUTRITION COMPANY       COMMON  582839106   9321.26748
Sole      185979   None     Sole
MEDCO HEALTH SOLUTIONS, INC. C       COMMON  58405U102  13681.21104
Sole      248388   None     Sole
MERCK & CO., INC. CMN                COMMON  58933Y105      891.735
Sole       25500   None     Sole
MICROSOFT CORPORATION CMN            COMMON  594918104      17.2575
Sole         750   None     Sole
MIDDLESEX WATER CO CMN               COMMON  596680108     105.6561
Sole        6666   None     Sole
NATIONAL PENN BANCSHARES CMN         COMMON  637138108    147.33515
Sole       24515   None     Sole
NIKE CLASS-B CMN CLASS B             COMMON  654106103     28.03325
Sole         415   None     Sole
NISKA GAS STORAGE PARTNERS LLC       COMMON  654678101     316.2624
Sole       17040   None     Sole
NORFOLK SOUTHERN CORPORATION C       COMMON  655844108       60.477
Sole        1140   None     Sole
ONEOK PARTNERS, L.P. LIMITED P       COMMON  68268N103     1890.126
Sole       29400   None     Sole
PEPSICO INC CMN                      COMMON  713448108    175.23125
Sole        2875   None     Sole
PFIZER INC. CMN                      COMMON  717081103     14302.78
Sole     1003000   None     Sole
PHILIP MORRIS INTL INC CMN           COMMON  718172109    5540.2224
Sole      120860   None     Sole
PLAINS ALL AMERICAN PIPELINE L       COMMON  726503105     2104.395
Sole       35850   None     Sole
PLUM CREEK TIMBER COMPANY INC        COMMON  729251108      220.992
Sole        6400   None     Sole
PRICE T ROWE GROUP INC CMN           COMMON  74144T108       22.195
Sole         500   None     Sole
PROCTER & GAMBLE COMPANY (THE)       COMMON  742718109  12083.39086
Sole      201457   None     Sole
RAYONIER INC CMN                     COMMON  754907103       242.11
Sole        5500   None     Sole
SCHLUMBERGER LTD CMN                 COMMON  806857108     344.2148
Sole        6220   None     Sole
SIGMA-ALDRICH CORPORATION CMN        COMMON  826552101   6267.36825
Sole      125775   None     Sole
SPDR S&P 500 ETF TRUST SPDR          COMMON  78462F10     258.46288
Sole        2504   None     Sole
SPDR S&P MIDCAP 400 ETF TRUST        COMMON  59563510     292.03076
Sole        2261   None     Sole
SUNOCO LOGISTICS PARTNERS LP C       COMMON  86786L108        993.6
Sole       13800   None     Sole
TARGA RESOURCES PARTNERS LP CM       COMMON  87611X105       282.04
Sole       11000   None     Sole
TC PIPELINES, L.P. CMN               COMMON  87233Q108     5988.352
Sole      146200   None     Sole
TOOTSIE ROLL & IND. CMN              COMMON  890516107       0.6622
Sole          28   None     Sole
TOOTSIE ROLL INDS INC CL-B CMN       COMMON  89051620        19.008
Sole         792   None     Sole
WALT DISNEY COMPANY (THE) CMN        COMMON  254687106      5955.39
Sole      189060   None     Sole
WILLIAMS PARTNERS L. P. CMN          COMMON  96950F104     1251.894
Sole       28700   None     Sole
WILLIAMS PIPELINE PARTNERS L.P       COMMON  96950K103      536.512
Sole       16600   None     Sole
WILLIAMS-SONOMA, INC. CMN            COMMON  969904101  117260.3526
Sole     4724430   None     Sole
ZIMMER HLDGS INC CMN                 COMMON  98956P102    5907.1245
Sole      109290   None     Sole


                                                         311970.433
